American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2024

Small Cap Growth Fund - Schedule of Investments
JANUARY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 0.5%
Mercury Systems, Inc.(1)	497,002	14,741,079
Air Freight and Logistics — 1.8%
Cargojet, Inc.(2)	337,138	30,149,207
GXO Logistics, Inc.(1)	518,314	28,185,916
		58,335,123
Banks — 0.9%
Commerce Bancshares, Inc.	249,481	13,002,950
Triumph Financial, Inc.(1)	242,299	17,118,424
		30,121,374
Beverages — 0.6%
MGP Ingredients, Inc.	243,849	20,714,973
Biotechnology — 9.6%
ADMA Biologics, Inc.(1)	3,332,781	17,297,133
Alkermes PLC(1)	681,748	18,441,283
Arcutis Biotherapeutics, Inc.(1)(2)	850,883	4,994,683
Biohaven Ltd.(1)	309,917	13,785,108
Blueprint Medicines Corp.(1)	261,304	20,781,507
Bridgebio Pharma, Inc.(1)	423,936	14,536,766
Celldex Therapeutics, Inc.(1)	145,510	5,124,862
Centessa Pharmaceuticals PLC, ADR(1)	815,382	6,677,979
Cerevel Therapeutics Holdings, Inc.(1)	205,459	8,608,732
Cytokinetics, Inc.(1)	346,402	27,064,388
Halozyme Therapeutics, Inc.(1)	597,262	20,217,319
ImmunoGen, Inc.(1)	614,467	18,016,173
Insmed, Inc.(1)	596,471	16,581,894
Karuna Therapeutics, Inc.(1)	9,904	3,104,112
Keros Therapeutics, Inc.(1)	205,264	11,363,415
Madrigal Pharmaceuticals, Inc.(1)	70,530	15,284,556
Mineralys Therapeutics, Inc.(1)	626,053	6,830,238
Natera, Inc.(1)	660,384	43,545,721
Twist Bioscience Corp.(1)	396,208	12,837,139
Vaxcyte, Inc.(1)	374,740	26,763,931
		311,856,939
Broadline Retail — 1.8%
Ollie's Bargain Outlet Holdings, Inc.(1)	393,943	28,336,320
Savers Value Village, Inc.(1)	1,594,516	29,801,504
		58,137,824
Building Products — 5.0%
AZEK Co., Inc.(1)	1,493,459	57,587,779
Fortune Brands Innovations, Inc.	376,418	29,206,273
Hayward Holdings, Inc.(1)	2,855,872	35,755,517
JELD-WEN Holding, Inc.(1)	2,144,836	39,893,950
		162,443,519
Capital Markets — 2.4%
Donnelley Financial Solutions, Inc.(1)	459,697	28,556,378
Evercore, Inc., Class A	87,747	15,068,792
Hamilton Lane, Inc., Class A	293,131	33,985,608
		77,610,778

Chemicals — 1.1%
Element Solutions, Inc.	1,606,866	35,720,631
Commercial Services and Supplies — 1.6%
Clean Harbors, Inc.(1)	182,055	30,577,958
UniFirst Corp.	115,948	19,643,910
		50,221,868
Communications Equipment — 0.4%
Ciena Corp.(1)	249,432	13,219,896
Construction and Engineering — 0.6%
Construction Partners, Inc., Class A(1)	405,131	18,433,460
Construction Materials — 1.6%
Eagle Materials, Inc.	102,250	23,137,130
Summit Materials, Inc., Class A(1)	792,017	28,655,175
		51,792,305
Consumer Staples Distribution & Retail — 0.6%
PriceSmart, Inc.	274,117	20,838,374
Containers and Packaging — 0.5%
AptarGroup, Inc.	125,407	16,287,861
Diversified Consumer Services — 2.2%
European Wax Center, Inc., Class A(1)	2,010,768	29,839,797
Mister Car Wash, Inc.(1)(2)	1,925,296	15,979,957
Stride, Inc.(1)	411,214	24,652,279
		70,472,033
Electric Utilities — 0.4%
IDACORP, Inc.	139,288	12,895,283
Electrical Equipment — 1.2%
NEXTracker, Inc., Class A(1)	847,507	38,366,642
Electronic Equipment, Instruments and Components — 2.8%
Celestica, Inc.(1)	540,521	18,572,302
Fabrinet(1)	143,350	30,606,658
Littelfuse, Inc.	90,761	21,955,086
Mirion Technologies, Inc., Class A(1)	2,102,099	19,864,835
		90,998,881
Energy Equipment and Services — 2.6%
Expro Group Holdings NV(1)	3,891,989	68,499,006
Transocean Ltd.(1)	3,166,180	17,287,343
		85,786,349
Entertainment — 0.7%
Eventbrite, Inc., Class A(1)	2,865,020	23,980,217
Financial Services — 1.3%
AvidXchange Holdings, Inc.(1)	1,816,251	19,906,111
Shift4 Payments, Inc., Class A(1)	321,590	23,093,378
		42,999,489
Food Products — 1.3%
J & J Snack Foods Corp.	153,723	24,477,313
WK Kellogg Co.	1,259,708	16,363,607
		40,840,920
Ground Transportation — 1.9%
Knight-Swift Transportation Holdings, Inc.	659,132	37,820,994
Schneider National, Inc., Class B	1,026,638	25,173,164
		62,994,158
Health Care Equipment and Supplies — 4.2%
Alphatec Holdings, Inc.(1)	2,320,631	37,338,953
Inari Medical, Inc.(1)	528,010	30,070,169
Lantheus Holdings, Inc.(1)	368,737	19,148,512

SI-BONE, Inc.(1)	1,282,071	25,910,655
TransMedics Group, Inc.(1)	286,976	24,613,932
		137,082,221
Health Care Providers and Services — 5.9%
Acadia Healthcare Co., Inc.(1)	349,556	28,712,530
Encompass Health Corp.	350,862	24,925,236
HealthEquity, Inc.(1)	482,035	36,432,205
NeoGenomics, Inc.(1)	1,875,267	27,847,715
Option Care Health, Inc.(1)	882,037	27,554,836
R1 RCM, Inc.(1)	2,498,612	25,585,787
RadNet, Inc.(1)	526,106	19,450,139
		190,508,448
Health Care Technology — 1.2%
Evolent Health, Inc., Class A(1)	852,821	25,081,466
Schrodinger, Inc.(1)	499,380	13,208,601
		38,290,067
Hotel & Resort REITs — 1.4%
Ryman Hospitality Properties, Inc.	414,367	45,538,933
Hotels, Restaurants and Leisure — 2.1%
Planet Fitness, Inc., Class A(1)	487,523	33,034,558
Wingstop, Inc.	127,698	35,897,185
		68,931,743
Household Durables — 1.7%
Sonos, Inc.(1)	1,475,568	22,989,350
TopBuild Corp.(1)	82,809	30,567,286
		53,556,636
Industrial REITs — 0.5%
Terreno Realty Corp.	265,535	15,860,406
Insurance — 3.1%
Hamilton Insurance Group Ltd., Class B(1)	796,394	12,017,585
Kinsale Capital Group, Inc.	82,012	32,605,511
Palomar Holdings, Inc.(1)	275,902	16,518,253
RLI Corp.	121,410	16,556,682
Skyward Specialty Insurance Group, Inc.(1)	730,038	22,704,182
		100,402,213
IT Services — 0.7%
Globant SA(1)	54,925	12,951,864
Perficient, Inc.(1)	152,081	10,361,279
		23,313,143
Leisure Products — 0.8%
Brunswick Corp.	220,929	17,824,552
YETI Holdings, Inc.(1)	200,089	8,797,913
		26,622,465
Machinery — 0.3%
ATS Corp.(1)	251,782	10,770,191
Oil, Gas and Consumable Fuels — 1.4%
Kosmos Energy Ltd.(1)	7,481,525	45,338,041
Paper and Forest Products — 1.3%
Louisiana-Pacific Corp.	285,415	18,994,368
Stella-Jones, Inc.	411,844	24,365,407
		43,359,775
Personal Care Products — 1.8%
BellRing Brands, Inc.(1)	413,303	22,843,257
elf Beauty, Inc.(1)	223,229	35,611,722
		58,454,979

Pharmaceuticals — 2.8%
Amylyx Pharmaceuticals, Inc.(1)	503,510	8,056,160
Catalent, Inc.(1)	523,580	27,037,671
Edgewise Therapeutics, Inc.(1)	675,135	12,037,657
Intra-Cellular Therapies, Inc.(1)	452,973	30,503,202
Longboard Pharmaceuticals, Inc.(1)	229,738	4,879,635
Verona Pharma PLC, ADR(1)(2)	489,671	8,985,463
		91,499,788
Professional Services — 2.6%
CACI International, Inc., Class A(1)	58,036	19,948,714
First Advantage Corp.	637,720	10,439,477
FTI Consulting, Inc.(1)	72,249	13,843,631
Korn Ferry	403,599	23,679,153
Paycor HCM, Inc.(1)	853,917	16,591,607
		84,502,582
Real Estate Management and Development — 1.5%
FirstService Corp. (Toronto)	198,484	33,220,179
Redfin Corp.(1)	1,933,514	15,777,474
		48,997,653
Semiconductors and Semiconductor Equipment — 6.3%
Credo Technology Group Holding Ltd.(1)	1,369,196	28,082,210
FormFactor, Inc.(1)	269,722	10,457,122
Impinj, Inc.(1)	128,734	12,484,623
Lattice Semiconductor Corp.(1)	164,936	10,038,005
MACOM Technology Solutions Holdings, Inc.(1)	422,947	36,470,720
Onto Innovation, Inc.(1)	235,398	38,016,777
Power Integrations, Inc.	466,284	34,952,649
Rambus, Inc.(1)	292,226	20,026,248
Silicon Laboratories, Inc.(1)	98,681	12,173,288
		202,701,642
Software — 10.0%
Blackbaud, Inc.(1)	239,526	19,382,444
CyberArk Software Ltd.(1)	157,862	36,857,620
DoubleVerify Holdings, Inc.(1)	778,254	31,137,943
Five9, Inc.(1)	554,692	42,078,935
Guidewire Software, Inc.(1)	350,071	39,095,929
JFrog Ltd.(1)	424,491	13,808,692
Klaviyo, Inc., Class A(1)	267,998	6,927,748
Manhattan Associates, Inc.(1)	163,739	39,716,532
nCino, Inc.(1)	611,224	19,241,331
SPS Commerce, Inc.(1)	243,044	44,671,487
Tenable Holdings, Inc.(1)	694,858	32,727,812
		325,646,473
Specialty Retail — 1.5%
Boot Barn Holdings, Inc.(1)	346,017	24,823,260
Murphy USA, Inc.	64,723	22,816,152
		47,639,412
Textiles, Apparel and Luxury Goods — 0.5%
Crocs, Inc.(1)	142,272	14,437,763
Trading Companies and Distributors — 2.4%
DNOW, Inc.(1)	2,612,948	26,364,645
MRC Global, Inc.(1)	1,997,915	21,297,774
SiteOne Landscape Supply, Inc.(1)	201,922	31,207,045
		78,869,464

Water Utilities — 0.7%
SJW Group	354,038	21,079,423
TOTAL COMMON STOCKS (Cost $2,769,015,921)		3,183,213,437
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	111,318	111,318
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,281,606	2,281,606
		2,392,924
Repurchase Agreements — 1.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.00%, 8/15/25 - 11/15/31, valued at $5,323,229), in a joint trading account at 5.26%, dated 1/31/24, due 2/1/24 (Delivery value $5,207,895)		5,207,134
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $48,598,922), at 5.29%, dated 1/31/24, due 2/1/24 (Delivery value $47,653,001)		47,646,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $5,406,820), at 5.28%, dated 1/31/24, due 2/1/24 (Delivery value $5,300,777)		5,300,000
		58,153,134
TOTAL SHORT-TERM INVESTMENTS (Cost $60,546,058)		60,546,058
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,829,561,979)		3,243,759,495
OTHER ASSETS AND LIABILITIES		(255,079)
TOTAL NET ASSETS — 100.0%		$3,243,504,416

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,715,172	USD	2,800,767	Goldman Sachs & Co.	3/28/24	$(35,420)
CAD	3,576,421	USD	2,646,444	Goldman Sachs & Co.	3/28/24	15,624
CAD	5,098,140	USD	3,787,766	Goldman Sachs & Co.	3/28/24	6,977
USD	85,637,321	CAD	114,529,641	Goldman Sachs & Co.	3/28/24	388,477
USD	3,740,338	CAD	4,993,912	Goldman Sachs & Co.	3/28/24	23,176
USD	2,578,393	CAD	3,406,787	Goldman Sachs & Co.	3/28/24	42,590
USD	2,854,281	CAD	3,838,860	Goldman Sachs & Co.	3/28/24	(3,131)
USD	2,707,356	CAD	3,647,144	Goldman Sachs & Co.	3/28/24	(7,355)
USD	2,082,091	CAD	2,787,426	Goldman Sachs & Co.	3/28/24	7,302
						$438,240

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $26,651,920. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $28,474,576, which includes securities collateral of $26,192,970.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,084,708,453	$98,504,984	—
Short-Term Investments	2,392,924	58,153,134	—
	$3,087,101,377	$156,658,118	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$484,146	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$45,906	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.